Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar. 01, 2011
Global Div Inc Fund (Prospectus Summary): | Global Div Inc Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	GLOBAL DIVERSIFIED INCOME FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated June 16, 2011

to the Institutional Class Prospectus

for Principal Funds, Inc.

dated March 1, 2011

(as supplemented on March 14, 2011)

This supplement updates information currently in the Prospectus. Retain this supplement with the

Prospectus.

In the Performance section, delete the paragraph immediately above the Total Returns as of

December 31 heading and substitute:

Effective March 31, 2011, the weightings for Global Diversified Income Custom Index changed to the following: 35% Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index, 25% blend of 50%

BofA Merrill Lynch Fixed Rate Preferred Securities Index and 50% Barclays Capital U.S. Tier I Capital

Securities Index, 11% blend of 75% FTSE EPRA/NAREIT Developed Index and 25% Barclays Capital

Investment Grade CMBS Index, 12% Barclays Capital U.S. Dollar Emerging Markets Bond Index, 7%

MSCI All Country World Value Index (ACWVI), and 10% Tortoise Midstream MLP Index.

In the Average Annual Total Returns table, delete the row related to the MSCI All Country World Index

(ACWI) and add:

Global Div Inc Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGDIX
Global Div Inc Fund | MSCI All Country World Value Index (ACWVI) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI All Country World Value Index (ACWVI) (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.22%
Life of Fund	rr_AverageAnnualReturnSinceInception	21.70%